Inventories (Tables)	12 Months Ended
Mar. 31, 2024
Inventories [Abstract]
Schedule of Inventories	Inventories consisted of the following:
	As of March 31,
	2023	2024
	USD	USD
Finished goods	6,146,499	4,926,130
Impairment provision	(360,883)	(476,998)
Inventories, net	5,785,616	4,449,132